Document and Entity Information	Nov. 08, 2019
Cover [Abstract]
Entity Registrant Name	CHESAPEAKE UTILITIES CORP
Entity Address, State or Province	DE
Amendment Flag	false
Entity Central Index Key	0000019745
Document Type	8-K
Document Period End Date	Nov. 08, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-11590
Entity Tax Identification Number	51-0064146
Entity Address, Address Line One	909 Silver Lake Boulevard
Entity Address, City or Town	Dover
Entity Address, Postal Zip Code	19904
City Area Code	(302)
Local Phone Number	734-6799
Security 12b Title	Common Stock - par value per share $0.4867
Trading Symbol	CPK
Security Exchange Name	NYSE
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false